Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Schedule of Components of Accumulated Other Comprehensive Income, Net of Tax
The following tables summarize those reclassification adjustments (net of taxes):

	Year Ended December 31, 2016
	Unrealized gains on securities	OTTI	Accumulated other comprehensive income
Balance at December 31, 2015	$174,229	$9,306	$183,535
Other comprehensive income (loss) before reclassifications	17,095	(292)	16,803
Amounts reclassified from accumulated other comprehensive income	(96,177)	(440)	(96,617)
Net current-period other comprehensive loss	(79,082)	(732)	(79,814)
Balance at December 31, 2016	$95,147	$8,574	$103,721

	Year Ended December 31, 2015
	Unrealized gains on securities	OTTI	Accumulated other comprehensive income
Balance at December 31, 2014	$273,522	$10,296	$283,818
Other comprehensive loss before reclassifications	(95,911)	(1,526)	(97,437)
Amounts reclassified from accumulated other comprehensive income	(3,382)	536	(2,846)
Net current-period other comprehensive loss	(99,293)	(990)	(100,283)
Balance at December 31, 2015	$174,229	$9,306	$183,535

	Year Ended December 31, 2014
	Unrealized gains on securities	OTTI	Accumulated other comprehensive income
Balance at December 31, 2013	$171,346	$8,755	$180,101
Other comprehensive income before reclassifications	111,189	1,525	112,714
Amounts reclassified from accumulated other comprehensive income	(9,013)	16	(8,997)
Net current-period other comprehensive income	102,176	1,541	103,717
Balance at December 31, 2014	$273,522	$10,296	$283,818

Summary of the Reclassifications Out of Accumulated Other Comprehensive Income
The following tables summarize the reclassifications out of accumulated other comprehensive income:

Details about accumulated other comprehensive income components	Amount reclassified from accumulated other comprehensive income			Affected line item in the statement where net income is presented
	Years Ended December 31,
	2016	2015	2014
Unrealized gains on securities	$(147,965)	$(5,203)	$(13,866)	Net realized gains on investments, excluding other-than-temporary impairment losses
	51,788	1,821	4,853	Provision for income taxes
	$(96,177)	$(3,382)	$(9,013)	Net of tax
OTTI	$(677)	$824	$24	Portion of net (gain) loss recognized in other comprehensive income, before taxes
	237	(288)	(8)	Provision for income taxes
	$(440)	$536	$16	Net of tax
Total reclassifications for the period	$(96,617)	$(2,846)	$(8,997)	Net of tax